CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Ordinary shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Treasury stock	Total	Noncontrolling interests
Beginning Balance at Dec. 31, 2008	$ 229,325,616	$ 935,435	$ 206,829,574	$ 8,558,966	$ 15,113,507	$ (15,676,206)	$ 215,761,276	$ 13,564,340
Beginning Balance (in shares) at Dec. 31, 2008		93,543,506				(5,334,138)
Exercise of stock options (in shares)		1,242
Exercise of stock options	2,062	12	2,050				2,062
Net income (loss)	12,067,283			11,883,264			11,883,264	184,019
Unrealized gains (losses) on available-for-sale securities	2,332,529				2,312,564		2,312,564	19,965
Foreign currency translation adjustments	140,190				136,490		136,490	3,700
Total comprehensive income (loss)	14,540,002						14,332,318	207,684
Repurchase of ordinary shares (in shares)						(1,917,798)
Repurchase of ordinary shares	(2,288,136)					(2,288,136)	(2,288,136)
Issuance of repurchased shares in connection with the acquisition of Yiyang Yukang (in shares)						2,564,103
Issuance of repurchased shares in connection with the acquisition of Yiyang Yukang	3,304,360			(3,047,436)		6,351,796	3,304,360
Share-based compensation	1,845,885		1,845,885				1,845,885
Appropriated special dividend	(29,322,782)		(29,322,782)				(29,322,782)
Noncontrolling interests upon formation of a subsidiary	758,720							758,720
Noncontrolling interests derecognized upon deconsolidation of Shanghai Yimeng (in 2009), Shanghai An-Nai-Chi (in 2010), and Acorn Hong Kong (in 2011)	(13,139,887)							(13,139,887)
Ending Balance at Dec. 31, 2009	205,025,840	935,447	179,354,727	17,394,794	17,562,561	(11,612,546)	203,634,983	1,390,857
Ending Balance (in shares) at Dec. 31, 2009		93,544,748				(4,687,833)
Exercise of stock options (in shares)		360,000
Exercise of stock options	597,600	3,600	594,000				597,600
Net income (loss)	(6,389,592)			(6,409,181)			(6,409,181)	19,589
Unrealized gains (losses) on available-for-sale securities	108,213				(7,345)		(7,345)	115,558
Foreign currency translation adjustments	4,938,716				4,924,890		4,924,890	13,826
Total comprehensive income (loss)	(1,342,663)						(1,491,636)	148,973
Issuance of repurchased shares upon vesting of restricted share units (in shares)						60,000
Issuance of repurchased shares upon vesting of restricted share units				(148,600)		148,600
Share-based compensation	215,171		215,171				215,171
Appropriated special dividend	(20,533,690)		(20,533,690)				(20,533,690)
Noncontrolling interests derecognized upon deconsolidation of Shanghai Yimeng (in 2009), Shanghai An-Nai-Chi (in 2010), and Acorn Hong Kong (in 2011)	(142,959)							(142,959)
Ending Balance at Dec. 31, 2010	183,819,299	939,047	159,630,208	10,837,013	22,480,106	(11,463,946)	182,422,428	1,396,871
Ending Balance (in shares) at Dec. 31, 2010		93,904,748				(4,627,833)
Exercise of stock options (in shares)		556,581
Exercise of stock options	879,397	5,566	873,831				879,397
Net income (loss)	5,039,416			5,123,259			5,123,259	(83,843)
Unrealized gains (losses) on available-for-sale securities	(65,935)				21,965		21,965	(87,900)
Gains on disposition of available-for-sale securities	(546,642)				(499,019)		(499,019)	(47,623)
Foreign currency translation adjustments	8,338,882				8,317,804		8,317,804	21,078
Total comprehensive income (loss)	12,765,721						12,964,009	(198,288)
Exercise of restricted share units (in shares)		105,288
Exercise of restricted share units		1,053	(1,053)
Share-based compensation	129,673		129,673				129,673
Noncontrolling interests derecognized upon deconsolidation of Shanghai Yimeng (in 2009), Shanghai An-Nai-Chi (in 2010), and Acorn Hong Kong (in 2011)	(699,530)							(699,530)
Ending Balance at Dec. 31, 2011	$ 196,894,560	$ 945,666	$ 160,632,659	$ 15,960,272	$ 30,320,856	$ (11,463,946)	$ 196,395,507	$ 499,053
Ending Balance (in shares) at Dec. 31, 2011		94,566,617				(4,627,833)